Leases - Future aggregate minimum lease payments under operating leases prior to adoption (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Within one year	¥ 119,501
After one year but not more than five years	152,273
Later than five years	5,961
Operating Leases, Future Minimum Payments Due	277,735
Rental expenses under operating leases	¥ 149,100	¥ 136,600